NET INCOME (LOSS) PER SHARE - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Net income (loss) attributable to KE Holdings Inc.	¥ 5,883,224	$ 828,636	¥ (1,386,074)	¥ (524,129)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 5,883,224	$ 828,636	¥ (1,386,074)	¥ (524,129)
Denominator
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,521,379,938	3,521,379,938	3,569,179,079	3,549,121,628
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,611,653,020	3,611,653,020	3,569,179,079	3,549,121,628
Net income (loss) per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 1.67	$ 0.24	¥ (0.39)	¥ (0.15)
- Diluted (per share) | (per share)	¥ 1.63	$ 0.23	¥ (0.39)	¥ (0.15)
Employee Stock Option
Denominator
Adjustments for dilutive share options	9,338,346	9,338,346	0	0
Restricted Stock
Denominator
Adjustments for dilutive share options	72,916,553	72,916,553	0	0
RSU
Denominator
Adjustments for dilutive share options	8,018,183	8,018,183	0	0